RESTRUCTURING CHARGES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended	45 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 133	$ 202	$ 57	$ 335
Estimated charges	$ 475			475
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of products sold, Other Nonoperating Income (Expense), Research and Development Expense, Selling, General and Administrative Expense
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 81	120	19
Estimated charges	102			102
Plant closing and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	52	$ 83	$ 38
Estimated charges	$ 38			$ 38
COVID-19
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 382
COVID-19 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges					199
COVID-19 | Plant closing and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 184